Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Pensions and other post-employment benefits
30. Pensions and other post-employment benefits

	2021	2020	2019
Pension and other post-employment costs	£m	£m	£m

UK pension schemes	198	255	181

US pension schemes	42	62	120

Other overseas pension schemes	164	189	185

Unfunded post-retirement healthcare schemes	67	13	74

	471	519	560

Analysed as:

Funded defined benefit/hybrid pension schemes	245	341	300

Unfunded defined benefit pension schemes	21	32	41

Unfunded post-retirement healthcare schemes	67	13	74

Defined benefit schemes	333	386	415

Defined contribution pension schemes	138	133	145

	471	519	560
The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:

	2021	2020	2019
	£m	£m	£m

Cost of sales	129	143	149

Selling, general and administration	153	185	195

Research and development	51	59	71

	333	387	415
GSK entities operate pension arrangements which cover the Group’s material obligations to provide pensions to retired employees. These arrangements have been developed in accordance with local practices in the countries concerned. Pension benefits can be provided by state schemes; by defined contribution schemes, whereby retirement benefits are determined by the value of funds arising from contributions paid in respect of each employee; or by defined benefit schemes, whereby retirement benefits are based on employee pensionable remuneration and length of service.
Pension costs of defined benefit schemes for accounting purposes have been calculated using the projected unit credit method. In certain countries pension benefits are provided on an unfunded basis, some administered by trustee companies. Formal, independent, actuarial valuations of the Group’s main plans are undertaken regularly, normally at least every three years.
Remeasurement movements in the year are recognised through the statement of comprehensive income. Discount rates are derived from AA rated corporate bond yields except in countries where there is no deep market in corporate bonds where government bond yields are used. Discount rates are selected to reflect the term of the expected benefit payments. Projected inflation rates and pension increases are long-term predictions based on the yield gap between long-term index-linked and fixed interest Gilts. In the UK, mortality rates are determined by adjusting the SAPS S3 standard mortality tables to reflect recent scheme experience. These rates are then projected to reflect improvements in life expectancy in line with the CMI 2020 projections with a long-term rate of improvement of 1.25% per year for both males and females. In the US, mortality rates are calculated using the
PRI-2012
white collar table adjusted to reflect recent experience. These rates are projected using
MP-2020
to allow for future improvements in life expectancy.

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2041 for an individual then at the age of 60 is as follows:

		UK		US

	Male Years	Female Years	Male Years	Female Years

Current	27.7	28.7	27.2	28.5

Projected for 2041	29.2	30.2	28.7	30.0
The assets of funded schemes are generally held in separately administered trusts, either as specific assets or as a proportion of a general fund, or are insurance contracts. Assets are invested in different classes in order to maintain a balance between risk and return. Investments are diversified to limit the financial effect of the failure of any individual investment. The physical asset allocation strategy for three of the four UK plans is 42.5% in return-seeking assets and 57.5% in liability-matching assets. During 2019, a buy-in
insurance contract was purchased to cover substantially all of the obligations of the other UK plan. At 31 December 2021, the value of the insurance contract was £570 million (2020 – £620 million). The asset allocation of the US plans is currently set at 25% return-seeking assets and 75% liability-matching assets.
The pension plans are exposed to risk that arises because the estimated market value of the plans’ assets might decline, the investment returns might reduce, or the estimated value of the plans’ liabilities might increase.
In line with the agreed mix of return-seeking assets to generate future returns and liability-matching assets to better match future pension obligations, the Group has defined an overall long-term investment strategy for the plans, with investments across a broad range of assets. The main market risks within the asset and hedging portfolio are against credit risk, interest rates, long-term inflation, equities, property, currency and bank counterparty risk.
The plan liabilities are a series of future cash flows with relatively long duration. On an IAS 19 basis, these cash flows are sensitive to changes in the expected long-term inflation rate and the discount rate (AA corporate bond yield curve) where an increase in long-term inflation corresponds with an increase in the liabilities, and an increase in the discount rate corresponds with a decrease in the liabilities.
The interest rate risk and credit rate risk in the US are partially hedged. The targets are based on an accounting measure of the plan liabilities.
For the UK plans, there is an interest rate and inflation hedging strategy in place. The targets are based on an economic measure of the plan liabilities. Furthermore, the plans also currently hedge a portion of their equity exposure with a staggered maturity profile.
In the UK, the defined benefit pension schemes operated for the benefit of former Glaxo Wellcome employees and former SmithKline Beecham employees remain separate. These schemes were closed to new entrants in 2001 and subsequent UK employees are entitled to join a defined contribution scheme. In addition, the Group operates a number of post-retirement healthcare schemes, the principal one of which is in the US.
Following a period of consultation with impacted employees, it was announced on 17 December 2020 that the UK defined benefit plans would be closed to future accrual effective from 31 March 2022. As a result, post closure the accrued benefits of active participants will be revalued in line with inflation (RPI for the legacy Glaxo Wellcome plans and CPI for the legacy SmithKline Beecham plans subject to the relevant caps for each arrangement) rather than capped pay increases. In addition, all defined benefit plan participants who are still active at 1 April 2022 will receive a defined pension contribution of £10,000 each. The effect of closure and the defined contribution enhancement together resulted in a one-off
cost of £74 million in 2020.
It was announced on 9 September 2020 that the US cash balance pension plans would be closed to future accrual from 1 January 2021. This change resulted in a credit of £56 million. On 1 June 2020 and 9 September 2020, two amendments were made to the retiree healthcare plans in the US resulting in a credit of £55 million.
The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US		Rest of World

	2021 % pa	2020 % pa	2019 % pa	2021 % pa	2020 % pa	2019 % pa	2021 % pa	2020 % pa	2019 % pa

Rate of increase of future earnings	2.00	2.00	2.00	n/a	n/a	4.00	2.90	2.60	2.70

Discount rate	2.00	1.40	2.00	2.70	2.30	3.20	1.10	0.60	1.10

Expected pension increases	3.20	2.80	3.00	n/a	n/a	n/a	2.30	2.10	2.10

Cash balance credit/conversion rate	n/a	n/a	n/a	2.00	1.90	2.60	0.20	0.10	0.10

Inflation rate	3.20	2.80	3.00	2.25	2.00	2.25	1.90	1.30	1.40
Sensitivity analysis detailing the effect of changes in assumptions is provided on page 213. The analysis provided reflects the assumption changes which have the most material impact on the results of the Group.

The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December 2021 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

					Post-retirement
				Pensions	benefits
2021	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit

Current service cost	56	9	151	216	29

Past service cost	28	2	(25)	5	12

Net interest cost	3	19	6	28	26

Gains from settlements	–	–	(10)	(10)	–

Expenses	15	12	–	27	–

	102	42	122	266	67

Remeasurement gains/(losses) recorded in the statement of comprehensive income	572	97	194	863	78

					Post-retirement
				Pensions	benefits
2020	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	61	83	147	291	36

Past service cost/(credit)	98	(56)	1	43	(55)

Net interest (income)/cost	3	23	10	36	39

Gains from settlements	–	–	(18)	(18)	(7)

Expenses	9	12	–	21	–

	171	62	140	373	13

Remeasurement gains/(losses) recorded in the statement of comprehensive income	51	(96)	(60)	(105)	(82)

					Post-retirement
				Pensions	benefits
2019	UK £m	US £m	Rest of World £m	Group £m	Group £m

Amounts charged to operating profit

Current service cost	62	74	130	266	22

Past service cost/(credit)	49	(3)	(15)	31	–

Net interest (income)/cost	(19)	29	16	26	52

Gains from settlements	–	–	(9)	(9)	–

Expenses	7	20	–	27	–

	99	120	122	341	74

Remeasurement losses recorded in the statement of comprehensive income	(894)	(1)	(78)	(973)	(77)
The amounts included within past service costs in the UK included £27 million (2020 – £24 million; 2019 – £58 million) of augmentation costs which arose from Major restructuring programmes, together with a charge of £nil (2020 –£74 million) in relation to the impact of the closure of the defined benefit schemes to future accrual.
In 2020, the past service credit of £56 million in the US reflected the closure of the cash balance pension plans from 1 January 2021. Amendments to the retiree healthcare plan in the US in 2020 resulted in a credit of £55 million to past service costs in post-retirement benefits in 2020.

A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2021 £m	2020 £m	2019 £m
Recognised in Other non-current assets:

Pension schemes in surplus	741	183	127
Recognised in Assets held for sale:

Post-retirement benefits	–	–	(9)
Recognised in Pensions and other post-employment benefits:

Pension schemes in deficit	(1,870)	(2,287)	(2,048)

Post-retirement benefits	(1,243)	(1,363)	(1,409)

	(3,113)	(3,650)	(3,457)
In the event of a plan
wind-up,
GSK believes the UK pension scheme rules provide the company with the right to a refund of surplus assets following the full settlement of plan liabilities. As a result, the net surplus in the UK defined benefit pension schemes is recognised in full.
The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group are as follows:

At 31 December 2021		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	3,954	522	731	5,207

	– unlisted	–	–	4	4

Multi-asset funds		1,415	–	–	1,415

Property:	– listed	–	–	68	68

	– unlisted	502	154	1	657

Corporate bonds:	– listed	1,503	975	140	2,618

	– unlisted	–	–	15	15

Government bonds:	– listed	5,054	724	984	6,762

Insurance contracts		1,334	–	917	2,251

Other (liabilities)/assets		(130)	149	72	91

Fair value of assets		13,632	2,524	2,932	19,088

Asset ceiling restrictions		–	–	(26)	(26)

Present value of scheme obligations		(13,299)	(3,248)	(3,644)	(20,191)

Net surplus/(obligation)		333	(724)	(738)	(1,129)

Included in Other non-current assets		606	–	135	741

Included in Pensions and other post-employment benefits		(273)	(724)	(873)	(1,870)

		333	(724)	(738)	(1,129)

Actual return on plan assets		541	97	48	686
The multi-asset funds comprise investments in pooled investment vehicles that are invested across a range of asset classes, increasing diversification within the growth portfolio. The value of funds in this asset class with a quoted market price is £350 million (2020 – £847 million).
The ‘Other (liabilities)/assets’ category comprises cash and mark to market values of derivative positions.
Index-linked gilts held as part of a UK repo programme are included in government bonds. The related loan of £513 million at 31 December 2021 (2020 – £650 million; 2019 – £243 million) is deducted within ‘Other assets’.

At 31 December 2020		UK £m	US £m	Rest of World £m	Group £m

Equities:	– listed	2,686	539	686	3,911

	– unlisted	–	–	5	5

Multi-asset funds		2,075	–	–	2,075

Property:	– listed	–	–	57	57

	– unlisted	447	136	2	585

Corporate bonds:	– listed	1,113	1,066	154	2,333

	– unlisted	–	–	20	20

Government bonds:	– listed	6,055	758	999	7,812

Insurance contracts		1,409	–	988	2,397

Other (liabilities)/assets		(203)	136	78	11
Fair value of assets		13,582	2,635	2,989	19,206

Present value of scheme obligations		(13,858)	(3,445)	(4,007)	(21,310)

Net surplus/(obligation)		(276)	(810)	(1,018)	(2,104)

Included in Other non-current assets		77	–	106	183

Included in Pensions and other post-employment benefits		(353)	(810)	(1,124)	(2,287)

		(276)	(810)	(1,018)	(2,104)

Actual return on plan assets		1,092	159	177	1,428

At 31 December 2019		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	2,904	671	638	4,213

	– unlisted	–	–	8	8
Multi-asset funds		2,700	–	–	2,700

Property:	– listed	–	–	55	55

	– unlisted	460	145	2	607

Corporate bonds:	– listed	297	855	141	1,293

	– unlisted	326	–	23	349

Government bonds:	– listed	4,923	803	889	6,615

Insurance contracts		1,406	–	832	2,238

Other (liabilities)/assets		(35)	315	74	354
Fair value of assets		12,981	2,789	2,662	18,432

Present value of scheme obligations		(13,293)	(3,506)	(3,554)	(20,353)

Net surplus/(obligation)		(312)	(717)	(892)	(1,921)

Included in Other non-current assets		70	–	57	127

Included in Pensions and other post-employment benefits		(382)	(717)	(949)	(2,048)
		(312)	(717)	(892)	(1,921)

Actual return on plan assets		787	356	345	1,488

				Pensions	Post-retirement benefits

Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m

Assets at 1 January 2019	12,581	2,808	2,390	17,779	–

Exchange adjustments	–	(110)	(120)	(230)	–

Additions through business combinations	–	–	14	14	–

Interest income	360	111	37	508	–

Expenses	(7)	(20)	–	(27)	–

Settlements and curtailments	–	–	1	1	–

Remeasurement	427	245	312	984	–

Employer contributions	187	40	116	343	110

Scheme participants’ contributions	3	–	17	20	17

Benefits paid	(570)	(285)	(105)	(960)	(127)

Assets at 31 December 2019	12,981	2,789	2,662	18,432	–

Exchange adjustments	–	(86)	138	52	–

Interest income	256	87	29	372	–

Expenses	(9)	(12)	–	(21)	–

Settlements and curtailments	–	–	(20)	(20)	–

Remeasurement	836	72	148	1,056	–

Employer contributions	156	33	124	313	105

Scheme participants’ contributions	3	–	18	21	18

Benefits paid	(641)	(248)	(110)	(999)	(123)

Assets at 31 December 2020	13,582	2,635	2,989	19,206	–

Exchange adjustments	–	31	(184)	(153)	–

Interest income	187	57	18	262	–

Expenses	(15)	(12)	–	(27)	–

Settlements and curtailments	–	–	(7)	(7)	–

Remeasurement	354	40	30	424	–

Employer contributions	139	40	133	312	105

Scheme participants’ contributions	3	–	24	27	15

Benefits paid	(618)	(267)	(97)	(982)	(120)

Assets at 31 December 2021	13,632	2,524	2,906	19,062	–
During 2021, the Group made
additional
funding contributions to the UK pension schemes of £44 million (2020 – £76 million; 2019 – £78 million) but £nil (2020 – £nil; 2019 – £nil) to the US schemes. In 2018, GSK reached a revised agreement with the trustees of the UK pension schemes to make additional contributions to eliminate the pension deficits identified within the schemes at the 31 December 2017 actuarial funding valuation. Based on these funding agreements, the additional contributions to eliminate the pension deficit are expected to be £44 million in
2022 and these are included within Note 35, ‘Commitments’ on page 216. This funding commitment supersedes the previous agreement made in 2016. The contributions were based on a government bond yield curve approach to selecting the discount rate; the rate chosen included an allowance for expected investment returns which reflected the asset mix of the schemes.
Employer contributions for 2022, including special funding contributions, are estimated to be approximately £380 million in respect of defined benefit pension schemes and £90 million in respect of post-retirement benefits.

				Pensions	Post-retirement benefits

Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m

Obligations at 1 January 2019	(12,087)	(3,474)	(3,213)	(18,774)	(1,379)

Exchange adjustments	–	140	177	317	50

Additions through business combinations	–	–	(56)	(56)	(48)

Service cost	(62)	(74)	(130)	(266)	(22)

Past service cost	(49)	3	15	(31)	–

Interest cost	(341)	(140)	(53)	(534)	(52)

Settlements and curtailments	–	–	8	8	–

Remeasurement	(1,321)	(246)	(390)	(1,957)	(77)

Scheme participants’ contributions	(3)	–	(17)	(20)	(17)

Benefits paid	570	285	105	960	127

Obligations at 31 December 2019	(13,293)	(3,506)	(3,554)	(20,353)	(1,418)

Exchange adjustments	–	118	(188)	(70)	36

Disposals	–	–	–	–	9

Service cost	(61)	(83)	(147)	(291)	(36)

Past service cost	(98)	56	(1)	(43)	55

Interest cost	(259)	(110)	(39)	(408)	(39)

Settlements and curtailments	–	–	38	38	7

Remeasurement	(785)	(168)	(208)	(1,161)	(82)

Scheme participants’ contributions	(3)	–	(18)	(21)	(18)

Benefits paid	641	248	110	999	123

Obligations at 31 December 2020	(13,858)	(3,445)	(4,007)	(21,310)	(1,363)

Exchange adjustments	–	(40)	258	218	4

Service cost	(56)	(9)	(151)	(216)	(29)

Past service cost	(28)	(2)	25	(5)	(12)

Interest cost	(190)	(76)	(23)	(289)	(26)

Settlements and curtailments	–	–	17	17	–

Remeasurement	218	57	164	439	78

Scheme participants’ contributions	(3)	–	(24)	(27)	(15)

Benefits paid	618	267	97	982	120

Obligations at 31 December 2021	(13,299)	(3,248)	(3,644)	(20,191)	(1,243)

The defined benefit pension obligation is analysed as follows :

			2021 £m	2020 £m	2019 £m

Funded			(19,419)	(20,504)	(19,547)

Unfunded			(772)	(806)	(806)

			(20,191)	(21,310)	(20,353)
The liability for the US post-retirement healthcare scheme has been assessed using the same assumptions as for the US pension scheme, together with the assumption for future medical inflation of 6.25% (2020 – 6.0%) in 2021, grading down to 5% in 2027 and thereafter. At 31 December 2021, the US post-retirement healthcare scheme obligation was £1,059 million (2020 – £1,124 million; 2019 – £1,198 million). Post-retirement benefits are unfunded.

The movement in the net defined benefit liability is as follows:

	2021 £m	2020 £m	2019 £m

At 1 January	(2,104)	(1,921)	(995)

Exchange adjustments	65	(18)	87

Additions through business combinations	–	–	(42)

Service cost	(216)	(291)	(266)

Past service cost	(5)	(43)	(31)

Interest cost	(27)	(36)	(26)

Settlements and curtailments	10	18	9

Remeasurements:

Return on plan assets, excluding amounts included in interest	424	1,056	984

(Loss)/gain from change in demographic assumptions	(62)	69	78

Gain/(loss) from change in financial assumptions	716	(1,340)	(2,022)

Experience (loss)/gain	(215)	110	(13)

Employer contributions	312	313	343

Expenses	(27)	(21)	(27)

At 31 December	(1,129)	(2,104)	(1,921)

The remeasurements included within post-retirement benefits are detailed below :

	2021 £m	2020 £m	2019 £m

Gain from change in demographic assumptions	19	7	–

Gain/(loss) from change in financial assumptions	35	(93)	(80)

Experience gains	24	4	3

	78	(82)	(77)

The defined benefit pension obligation analysed by membership category is as follows:

	2021 £m	2020 £m	2019 £m

Active	4,196	4,660	4,572

Retired	11,115	11,257	10,485

Deferred	4,880	5,393	5,296

	20,191	21,310	20,353

The post-retirement benefit obligation analysed by membership category is as follows:

	2021 £m	2020 £m	2019 £m

Active	494	551	549

Retired	748	808	869

Deferred	1	4	–

	1,243	1,363	1,418

The weighted average duration of the defined benefit obligation is as follows:
	2021 years	2020 years	2019 years

Pension benefits	15	16	15

Post-retirement benefits	12	12	12
Sensitivity analysis
The effect of changes in assumptions used on the benefit obligations and on the 2022 annual defined benefit pension and post-retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

	0.25% increase £m	0.25% decrease £m

Discount rate

(Decrease)/increase in annual pension cost	(19)	17

Increase/(decrease) in annual post-retirement benefits cost	1	(1)

(Decrease)/increase in pension obligation	(729)	772

(Decrease)/increase in post-retirement benefits obligation	(34)	35

	0.5% increase £m	0.5% decrease £m

(Decrease)/increase in annual pension cost	(41)	33

Increase/(decrease) in annual post-retirement benefits cost	2	(2)

(Decrease)/increase in pension obligation	(1,413)	1,586

(Decrease)/increase in post-retirement benefits obligation	(67)	73

	0.25% increase £m	0.25% decrease £m

Inflation rate

Increase/(decrease) in annual pension cost	15	(14)

Increase/(decrease) in pension obligation	547	(529)

	1 year increase £m
Life expectancy
Increase in annual pension cost	16
Increase in annual post-retirement benefits cost	1
Increase in pension obligation	724
Increase in post-retirement benefits obligation	36
	1% increase £m
Rate of future healthcare inflation
Increase in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	39